Fair Value of Financial Assets and Liabilities: (Details) - Schedule of fair values of the financial assets and liabilities that are not recorded at fair value in the statement of financial position - CLP ($)
$ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Financial Liabilities [Member]
Assets
Financial Assets	$ 35,840,656	$ 33,390,035
Financial Liabilities [Member] | Current accounts and other demand deposits [Member]
Assets
Financial Assets	15,167,229	11,326,133
Financial Liabilities [Member] | Transactions in the course of payment [Member]
Assets
Financial Assets	882,944	98,869
Financial Liabilities [Member] | Obligations under repurchase agreements [Member]
Assets
Financial Assets	288,917	308,734
Financial Liabilities [Member] | Saving accounts and time deposits [Member]
Assets
Financial Assets	8,899,541	10,856,618
Financial Liabilities [Member] | Borrowings from financial institutions [Member]
Assets
Financial Assets	3,669,753	1,563,277
Financial Liabilities [Member] | Other financial obligations [Member]
Assets
Financial Assets	191,713	156,229
Financial Liabilities [Member] | Borrowings And Deposits [Member]
Assets
Financial Assets	29,100,097	24,309,860
Financial Liabilities [Member] | Letters of credit for residential purposes [Member]
Assets
Financial Assets	6,532	10,229
Financial Liabilities [Member] | Letters of credit for general purposes [Member]
Assets
Financial Assets	254	669
Financial Liabilities [Member] | Bonds [Member]
Assets
Financial Assets	7,700,402	7,912,621
Financial Liabilities [Member] | Subordinated bonds [Member]
Assets
Financial Assets	886,407	889,895
Financial Liabilities [Member] | Debt issued [Member]
Assets
Financial Assets	8,593,595	8,813,414
Financial Liabilities [Member] | Financial Liabilities [Member]
Assets
Financial Assets	37,693,692	33,123,274
Financial Liabilities [Member] | Cash and due from banks [Member]
Assets
Financial Assets	2,560,216	2,392,166
Financial Liabilities [Member] | Transactions in the course of collection [Member]
Assets
Financial Assets	163,252	331,420
Financial Liabilities [Member] | Investments under resale agreements [Member]
Assets
Financial Assets	76,407	142,329
Financial Liabilities [Member] | Cash and other transactions [Member]
Assets
Financial Assets	2,799,875	2,865,915
Financial Liabilities [Member] | Domestic banks [Member]
Assets
Financial Assets	259,788	149,974
Financial Liabilities [Member] | Central Bank of Chile [Member]
Assets
Financial Assets	2,380,033	630,053
Financial Liabilities [Member] | Foreign banks [Member]
Assets
Financial Assets	299,377	360,054
Financial Liabilities [Member] | Loans and advances to banks [Member]
Assets
Financial Assets	2,939,198	1,140,081
Financial Liabilities [Member] | Commercial loans [Member]
Assets
Financial Assets	17,120,207	16,039,411
Financial Liabilities [Member] | Residential mortgage loans [Member]
Assets
Financial Assets	9,352,720	9,163,019
Financial Liabilities [Member] | Consumer loans [Member]
Assets
Financial Assets	3,628,656	4,181,609
Financial Liabilities [Member] | Loans to Customers [Member]
Assets
Financial Assets	30,101,583	29,384,039
Fair Value - not measured at fair value
Assets
Financial Liabilities	36,492,210	34,096,829
Fair Value - not measured at fair value | Current accounts and other demand deposits [Member]
Assets
Financial Liabilities	15,167,229	11,326,133
Fair Value - not measured at fair value | Transactions in the course of payment [Member]
Assets
Financial Liabilities	882,944	98,869
Fair Value - not measured at fair value | Obligations under repurchase agreements [Member]
Assets
Financial Liabilities	288,917	308,734
Fair Value - not measured at fair value | Saving accounts and time deposits [Member]
Assets
Financial Liabilities	8,885,015	10,795,125
Fair Value - not measured at fair value | Borrowings from financial institutions [Member]
Assets
Financial Liabilities	3,415,959	1,555,129
Fair Value - not measured at fair value | Other financial obligations [Member]
Assets
Financial Liabilities	217,311	160,361
Fair Value - not measured at fair value | Borrowings And Deposits [Member]
Assets
Financial Liabilities	28,857,375	24,244,351
Fair Value - not measured at fair value | Letters of credit for residential purposes [Member]
Assets
Financial Liabilities	7,201	11,081
Fair Value - not measured at fair value | Letters of credit for general purposes [Member]
Assets
Financial Liabilities	280	725
Fair Value - not measured at fair value | Bonds [Member]
Assets
Financial Liabilities	8,390,594	8,340,272
Fair Value - not measured at fair value | Subordinated bonds [Member]
Assets
Financial Liabilities	1,004,196	1,004,621
Fair Value - not measured at fair value | Debt issued [Member]
Assets
Financial Liabilities	9,402,271	9,356,699
Fair Value - not measured at fair value | Financial Liabilities [Member]
Assets
Financial Liabilities	38,259,646	33,601,050
Fair Value - not measured at fair value | Cash and due from banks [Member]
Assets
Financial Liabilities	2,560,216	2,392,166
Fair Value - not measured at fair value | Transactions in the course of collection [Member]
Assets
Financial Liabilities	163,252	331,420
Fair Value - not measured at fair value | Investments under resale agreements [Member]
Assets
Financial Liabilities	76,407	142,329
Fair Value - not measured at fair value | Cash and other transactions [Member]
Assets
Financial Liabilities	2,799,875	2,865,915
Fair Value - not measured at fair value | Domestic banks [Member]
Assets
Financial Liabilities	259,788	149,974
Fair Value - not measured at fair value | Central Bank of Chile [Member]
Assets
Financial Liabilities	2,380,033	630,053
Fair Value - not measured at fair value | Foreign banks [Member]
Assets
Financial Liabilities	297,778	358,542
Fair Value - not measured at fair value | Loans and advances to banks [Member]
Assets
Financial Liabilities	2,937,599	1,138,569
Fair Value - not measured at fair value | Commercial loans [Member]
Assets
Financial Liabilities	16,968,143	15,988,330
Fair Value - not measured at fair value | Residential mortgage loans [Member]
Assets
Financial Liabilities	10,075,011	9,888,506
Fair Value - not measured at fair value | Consumer loans [Member]
Assets
Financial Liabilities	3,711,582	4,215,509
Fair Value - not measured at fair value | Loans to Customers [Member]
Assets
Financial Liabilities	$ 30,754,736	$ 30,092,345